COMMITMENTS AND CONTINGENCIES - Schedule of Contractual Obligations (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt Obligations	$ 450,000	$ 700,000	$ 200,000
Notes payable - current portion	$ 422,851
Notes payable to related party		$ 200,000	200,000
Loans from related parties - current portion	$ 79,537	89,000	$ 37,000
Capital Leases	165,990	172,960
Operating Lease Obligations	16,805,674	16,797,426
Total	$ 17,924,052	$ 17,870,386
Year 2
Long-Term Debt Obligations
Notes payable - current portion	$ 42,936
Capital Leases	47,046
Operating Lease Obligations	2,145,105
Total	$ 2,235,087
Year 5
Long-Term Debt Obligations
Notes payable - current portion
Capital Leases	$ 17,287
Operating Lease Obligations	1,837,408
Total	$ 1,854,695
Year 4
Long-Term Debt Obligations
Notes payable - current portion
Capital Leases	$ 34,886
Operating Lease Obligations	2,137,230
Total	$ 2,172,116
Year 1
Long-Term Debt Obligations
Notes payable - current portion	$ 480,529
Capital Leases	10,993
Operating Lease Obligations	583,301
Total	$ 1,074,823
Thereafter
Long-Term Debt Obligations
Notes payable - current portion
Capital Leases	$ 7,782
Operating Lease Obligations	7,941,746
Total	7,949,528
Year 3
Long-Term Debt Obligations	$ 450,000
Notes payable - current portion
Capital Leases	$ 47,996
Operating Lease Obligations	2,160,884
Total	$ 2,658,880